CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY/(DEFICIT) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY/(DEFICIT)
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0